FINANCIAL RISK FACTORS - Credit Risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Accounts receivable, net	$ 7,412,906	$ 3,464,401
0-30 days
Disclosure of credit risk exposure [line items]
Accounts receivable, net	4,940,734	2,995,368
31-90 days
Disclosure of credit risk exposure [line items]
Accounts receivable, net	1,649,187	$ 469,033
Over 90 days
Disclosure of credit risk exposure [line items]
Accounts receivable, net	$ 822,985